Angel Oak Mortgage Trust 2024-7 ABS-15G

Exhibit 99.31

Exception Level
Run Date - XXX
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXX	2024070004	Credit	Credit	Resolved	Resolved	XXX	Credit	* Missing Documentation (Lvl R)	XXX underwriting guidelines dated XXX on page 15 states that leases are required to be for a term of not less than XXX months or the terms may be demonstrated by the appraiser notating lease agreement. The file did not contain a lease and information provided by appraiser is incomplete.	The lender provided the lease	XXX: Resolved. The lender provided the lease.
XXX: Finding remains. The appraisal provided is the same as the one in the original file. No changes were noted. The guidelines state a lease is required or lease information provided by the appraiser. The XXX Comparable Rent Schedule form on the appraisal does state the property is currently rented for $XXX, however, it does not give lease start/stop date or if it is rented month to month.
XXX: Resolved. The lender provided the lease.
XXX: Finding remains. The appraisal provided is the same as the one in the original file. No changes were noted. The guidelines state a lease is required or lease information provided by the appraiser. The XXX Rent Schedule form on the appraisal does state the property is currently rented for $XXX, however, it does not give lease start/stop date or if it is rented month to month.

XXX	2024070002			Credit	Credit	Waived	Waived	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl W)	The guidelines requires a minimum of XXX trade lines open for ≥ XXX months; at least XXX trade lines must show activity within the past XXX months. The credit report (pg 377) reflects the borrower has XXX tradelines; however, only XXX has activity in the prior XXX months. The file included an approved exception (pg 692)	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points. XXX mortgage history for XXX months. Borrower has owned subject investment property XXX years.		XXX Exception Acknowledged for minimal trades . Compensating factors are present.	XXX Exception Acknowledged for minimal trades . Compensating factors are present.
XXX	2024070621	Credit	Credit	Waived	Waived	XXX	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl W)	XXX DSCR calculated from the market rent of $XXX. Per matrix Min DSCR XXX with Maximum LTV XXX%. Subject LTV XXX%. Exception approved in file for DSCR	XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.

													The lender responded supplying an internal UW exception.	XXX: Finding Waiver Applied; Final Grade EV XXX with compensating factors	XXX; Finding Waiver Applied; Final Grade EV XXX with compensating factors